Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,439)	$ (149)	$ (1,794)	$ (574)	$ (2,242)	$ (5,053)	$ (4,290)
Other comprehensive (loss)/income, net of tax:
Currency translation adjustments	11	(6)	(24)	10	33	(62)	(75)
Unrealized gain/(loss) on certain investments, net of tax					2	(1)
Derivative instruments:
Unrealized losses arising during period, net of tax	(11)	(43)	(76)	(25)	41	(40)	55
Reclassification adjustment for losses/(gains) included in net loss, net of tax	19	3	26	(2)	(5)	10	(6)
Total unrealized (loss)/gain on derivative instruments, net of tax	8	(40)	(50)	(27)	36	(30)	49
Defined benefit pension plans and other postretirement benefits:
Net actuarial (loss)/gain arising during the period, net of tax	1	1	(18)	(6)	(722)	1,533	4,262
Amortization of actuarial losses/(gains) included in net periodic benefit cost, net of tax	15	(2)	26	(4)	(2)	791	1,155
Settlement (gain)/loss included in net periodic cost, net of tax						(4)	191
Amortization of prior service credits included in net periodic benefit cost, net of tax	(15)	(20)	(26)	(40)	(102)	(114)	(114)
Prior service credit arising during the period, net of tax						(1)
Pension and postretirement cost related to our equity method investments, net of tax			5			(3)	6
Total defined benefit pension plans and other postretirement benefits, net of tax	1	(21)	(13)	(50)	(826)	2,202	5,500
Other comprehensive (loss)/income, net of tax	20	(67)	(87)	(67)	(755)	2,109	5,474
Comprehensive loss, net of tax	(1,419)	(216)	(1,881)	(641)	(2,997)	(2,944)	1,184
Less: Comprehensive loss related to noncontrolling interest			(12)	(11)	(20)	(118)	(88)
Comprehensive loss attributable to Boeing Shareholders, net of tax	$ (1,419)	$ (216)	$ (1,869)	$ (630)	$ (2,977)	$ (2,826)	$ 1,272